Trade accounts payable (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Trade Accounts Payable

	2019	2018
Domestic trade accounts payable	94,887	115,672
Foreign suppliers	290	1,736
Other	2,648	428

	97,825	117,836